11. Commitments (March 2019 Note) (Tables)	3 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Supplemental cash flow information
Three Months Ended March 31,
2019
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$3,977
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$43,330

Supplemental balance sheet information
	Balance Sheet Classification	March 31, 2019
Right-of-use assets	Other assets	$39,353
Current lease liabilities	Accrued expenses and other current liabilities	$26,234
Non-current lease liabilities	Other liabilities	$13,119